Loss Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Anti-dilutive securities [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	8,316,843	17,269,396	31,733,446